Property, plant and equipment (Details 5) € in Millions	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2016 EUR (€) € / shares	Dec. 31, 2015 EUR (€) € / shares
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Costs capitalized and suspended for exploratory well activity | €	€ 1,263	€ 1,684	€ 1,737
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | € / shares	33.26	32.85	35.43
fields including wells drilled over the last 12 months [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Costs capitalized and suspended for exploratory well activity | €	€ 148	€ 9	€ 368
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | € / shares	5.88	0.55	5.32
Delineation campaign in progress [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Costs capitalized and suspended for exploratory well activity | €	€ 261	€ 251	€ 228
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | € / shares	4.69	3.51	4.13
Commercial Discoveries in Progress [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Costs capitalized and suspended for exploratory well activity | €	€ 854	€ 1,424	€ 1,141
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | € / shares	22.69	28.79	25.98
Not later than one year [member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Costs capitalized and suspended for exploratory well activity | €	€ 222	€ 16	€ 368
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | € / shares	7.95	1.05	5.32
Later Than One Year And Not Later Than Three Years [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Costs capitalized and suspended for exploratory well activity | €	€ 241	€ 609	€ 634
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | € / shares	3.87	10.25	11.14
Later Than Three Years And Not Later Than Five Years [Member]
DisclosureOfPropertyPlantAndEquipmentExplanatoryLineItems [Line Items]
Costs capitalized and suspended for exploratory well activity | €	€ 800	€ 1,059	€ 735
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | € / shares	21.44	21.55	18.97